UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 146.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$835	$921,072

		$921,072

Education — 17.8%
Miami University, 4.00%, 9/1/39	$500	$529,580
Miami University, 5.00%, 9/1/33	1,000	1,158,490
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	493,517
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,417,725
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	578,795
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,105,760
Ohio State University, 5.00%, 12/1/28	480	619,109
Ohio State University, 5.00%, 12/1/30	545	712,250
University of Cincinnati, 5.00%, 6/1/34	500	568,985
Wright State University, 5.00%, 5/1/31	750	834,255

		$8,018,466

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$536,373
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	583,865

		$1,120,238

Escrowed/Prerefunded — 14.6%
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	$900	$977,166
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,987,527
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	65	72,174
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	479,367
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	750	807,278
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	681,495
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	187,256
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	195	202,860
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	625	650,194
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	26,645
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	250	288,348
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	210	242,212

		$6,602,522

General Obligations — 10.2%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$393,554
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,125,522
Dayton City School District, 5.00%, 11/1/31	100	127,897
Lakewood City School District, 5.00%, 11/1/39	400	464,556
Oregon City School District, 4.00%, 12/1/30	1,250	1,342,500
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,150,620

		$4,604,649

Security	Principal Amount (000’s omitted)	Value
Hospital — 22.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,209,902
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	618,542
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	558,845
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	887,240
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	291,283
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	887,062
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	323,933
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	504,250
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	550,510
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	877,056
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	561,235
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,123,230
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	610,428
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	655,790
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	189,620
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	93,419
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	87,181

		$10,029,526

Housing — 5.7%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,562,600

		$2,562,600

Industrial Development Revenue — 1.2%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,881

		$556,881

Insured-Education — 11.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$848,865
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,114,280
Kent State University, (AGC), 5.00%, 5/1/29	465	518,140
Miami University, (AMBAC), 3.25%, 9/1/26	580	588,195
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,598,235
University of Akron, Series B, (AGM), 5.00%, 1/1/38	320	340,957

		$5,008,672

Insured-Electric Utilities — 11.0%
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$710	$496,368
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	819,920
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	649,881
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,302,920
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	310,755
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	203,386
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	155,679

		$4,938,909

Insured-Escrowed/Prerefunded — 10.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,146,070
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	559,005
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,967,420

Security	Principal Amount (000’s omitted)	Value
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	$90	$98,744
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	559,546
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	194,477

		$4,525,262

Insured-General Obligations — 11.6%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$628,870
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,622,878
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,305,760
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,531,590
St. Marys City School District, (AGM), 5.00%, 12/1/35	150	161,885

		$5,250,983

Insured-Hospital — 1.4%
Lorain County, (Catholic Healthcare Partners), (AGM), 21.35%, 2/1/29(1)(2)(3)	$485	$613,021

		$613,021

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$83,295

		$83,295

Insured-Transportation — 8.8%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$678,216
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	156,596
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,278,090
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,304,040
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	557,786

		$3,974,728

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$676,179

		$676,179

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,058,970
Summit County Port Authority, 5.00%, 12/1/31	445	516,440

		$1,575,410

Senior Living/Life Care — 3.8%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$715,195
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	405,023
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	257,165
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	321,805

		$1,699,188

Special Tax Revenue — 4.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$296,207
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	586,825
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	218,992
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	349,659
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	172,273
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	189,100
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	123,776

		$1,936,832

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$233,772

		$233,772

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$580,725

Security	Principal Amount (000’s omitted)	Value
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	$500	$578,780

		$1,159,505

Total Tax-Exempt Investments — 146.5% (identified cost $58,416,552)		$66,091,710

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (9.6)%		$(4,325,491)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (40.8)%		$(18,400,000)

Other Assets, Less Liabilities — 3.9%		$1,749,467

Net Assets Applicable to Common Shares — 100.0%		$45,115,686

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 37.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 15.9% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $613,021 or 1.4% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 29, 2016.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open financial instruments at February 29, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,325,330

Gross unrealized appreciation	$7,816,570
Gross unrealized depreciation	(50,190)

Net unrealized appreciation	$7,766,380

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$66,091,710	$—	$66,091,710
Total Investments	$—	$66,091,710	$—	$66,091,710

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at February 29, 2016 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at February 29, 2016.

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016